Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
TransWestern Institutional Short Duration Government Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income consistent with liquidity, and limited credit and interest rate risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	218.00%
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other government agency.

•	Credit Risk: U.S. Government agencies and instrumentalities may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.
•	Fixed Income and Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed income securities. Typically, the value of fixed income securities decline when interest rates rise.
•	Management Risk: The subadviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the subadviser may also prove incorrect and may not produce the desired results.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could incur significant losses.
•	Mortgage-Backed Securities Risk: Mortgage-backed securities are susceptible to maturity and yield risk because borrowers in pools of securities held by the Fund are able to prepay principal due on these mortgages, particularly during periods of declining interest rates.
•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. A high portfolio turnover rate can potentially increase taxes, which can negatively impact Fund performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund limits its investments and strategy so as to qualify for investment by state and nationally chartered banks, federal savings institutions, and federal credit unions under current applicable federal regulations.

The Fund invests 100% of its assets in liquid, high-quality fixed and variable rate U.S. Government bonds, cash and cash equivalents. Under current federal banking regulations, these U.S. Government bonds would receive a risk weighting of 0% to 20% for the purpose of calculating risk-based capital requirements. The Fund intends that a bank’s investment in the Fund would receive a 20% risk weighting for the purpose of this calculation.

The Fund defines U.S. Government bonds as (i) United States Treasury bills, notes, and bonds, (ii) obligations of Government Sponsored Entities (“GSEs”) such as the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Bank System (“FHLB”) and (iii) mortgage-backed securities (“MBS”) and collateralized mortgage obligations (“CMOs”) that are issued by and backed by mortgage collateral guaranteed by one or more of the aforementioned GSEs.

The Fund seeks to maintain limited credit risk by restricting its investments to those rated Aaa by Moody’s Investors Service (“Moody’s”) or AAA by Standard and Poor’s Rating Group (“S&P”). In no event will the Fund purchase “whole loans,” “whole loan CMOs,” or non-GSE guaranteed corporate bonds or instruments.

The Fund seeks to maintain limited interest rate risk by typically maintaining average portfolio-level average effective duration within 12 months less than, or 6 months greater than, the Fund’s benchmark. Since inception, the benchmark index has maintained an effective duration of 1.42 and 2.98, and the Fund has stayed within a range of 1.27 to 2.82 years, Duration is a measure of sensitivity of a security’s (or fund’s) price to changes in interest rates. However, individual securities are purchased without restriction as to maturity or duration. The benchmark is comprised of a 50/50 combination of the Barclays Capital Short Treasury Index (which is composed of United States Treasury securities with a remaining maturity of 1 to 12 months) and the Barclays Capital MBS Index (which is composed of adjustable and fixed-rate MBS issued by GNMA, FNMA and FHLMC).

The Fund’s adviser delegates day-to-day execution of the Fund’s strategy to a subadviser. The adviser retains the ability to override the subadviser’s allocation of assets and its selection of specific securities if it believes an investment or allocation is not consistent with the Fund’s investment guidelines. The adviser is responsible for ongoing performance evaluation and monitoring of the subadviser. The subadviser buys securities to meet the Fund’s income goal and sells securities to adjust duration or to purchase other securities that the subadviser believes may perform better. The sub-adviser may engage in frequent trading of securities in managing the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and supplemental index. Past performance does not necessarily indicate how a Fund will perform in the future. Updated performance information will be available at no cost by visiting www.TransWesternFunds.com or by calling (855) 881-2380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and supplemental index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 881-2380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TransWesternFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how a Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2019	1.53%
Worst Quarter:	1st Quarter 2022	(2.42)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.42%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Bloomberg Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

TransWestern Institutional Short Duration Government Bond Fund | Bloomberg Barclays Capital Short Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
TransWestern Institutional Short Duration Government Bond Fund | Bloomberg Barclays Capital Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.81%)
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
10 Years	rr_AverageAnnualReturnYear10	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
TransWestern Institutional Short Duration Government Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
TransWestern Institutional Short Duration Government Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other government agency.
TransWestern Institutional Short Duration Government Bond Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: U.S. Government agencies and instrumentalities may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.
TransWestern Institutional Short Duration Government Bond Fund | Fixed Income and Interest Rate Risk:
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income and Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed income securities. Typically, the value of fixed income securities decline when interest rates rise.
TransWestern Institutional Short Duration Government Bond Fund | Management Risk:
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The subadviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the subadviser may also prove incorrect and may not produce the desired results.
TransWestern Institutional Short Duration Government Bond Fund | Market and Geopolitical Risk:
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could incur significant losses.
TransWestern Institutional Short Duration Government Bond Fund | Mortgage-Backed Securities Risk:
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed Securities Risk: Mortgage-backed securities are susceptible to maturity and yield risk because borrowers in pools of securities held by the Fund are able to prepay principal due on these mortgages, particularly during periods of declining interest rates.
TransWestern Institutional Short Duration Government Bond Fund | Turnover Risk:
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. A high portfolio turnover rate can potentially increase taxes, which can negatively impact Fund performance.
TransWestern Institutional Short Duration Government Bond Fund | TransWestern Institutional Short Duration Government Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TWSGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.25%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	403
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 910
Annual Return 2013	rr_AnnualReturn2013	(0.90%)
Annual Return 2014	rr_AnnualReturn2014	2.80%
Annual Return 2015	rr_AnnualReturn2015	0.38%
Annual Return 2016	rr_AnnualReturn2016	1.06%
Annual Return 2017	rr_AnnualReturn2017	1.31%
Annual Return 2018	rr_AnnualReturn2018	1.04%
Annual Return 2019	rr_AnnualReturn2019	3.78%
Annual Return 2020	rr_AnnualReturn2020	2.24%
Annual Return 2021	rr_AnnualReturn2021	(0.72%)
Annual Return 2022	rr_AnnualReturn2022	(4.82%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	0.26%
10 Years	rr_AverageAnnualReturnYear10	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
TransWestern Institutional Short Duration Government Bond Fund | TransWestern Institutional Short Duration Government Bond Fund | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.46%)
5 Years	rr_AverageAnnualReturnYear05	(0.38%)
10 Years	rr_AverageAnnualReturnYear10	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
TransWestern Institutional Short Duration Government Bond Fund | TransWestern Institutional Short Duration Government Bond Fund | Return after taxes on distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.85%)
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
10 Years	rr_AverageAnnualReturnYear10	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%

[1]	The Fund’s adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least April 30, 2024, if necessary to ensure that the Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) do not exceed 0.65%. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the adviser.